Schedule of Investments (unaudited)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
AeroVironment, Inc.(a)	7,044	$ 1,283,135
Cadre Holdings, Inc.	10,437	350,266
Loar Holdings, Inc.(a)	609	32,527
Moog, Inc., Class A	19,167	3,206,639
		4,872,567
Automobile Components — 1.8%
Adient PLC(a)	12,743	314,879
Cooper-Standard Holdings, Inc.(a)	3,334	41,475
Dorman Products, Inc.(a)	285	26,072
Lear Corp.	4,883	557,687
Modine Manufacturing Co.(a)(b)	28,063	2,811,632
Patrick Industries, Inc.	19,985	2,169,372
Visteon Corp.(a)	40,187	4,287,953
		10,209,070
Banks — 0.1%
First Financial Bankshares, Inc.	17,064	503,900
ServisFirst Bancshares, Inc.	1,787	112,920
		616,820
Beverages — 0.2%
National Beverage Corp.	24,361	1,248,258
Primo Water Corp.	4,808	105,103
		1,353,361
Biotechnology — 13.4%
4D Molecular Therapeutics, Inc.(a)	15,243	319,951
Absci Corp.(a)	19,768	60,885
ACADIA Pharmaceuticals, Inc.(a)	106,406	1,729,097
ADMA Biologics, Inc.(a)(b)	144,766	1,618,484
Affimed NV(a)(b)	12,421	67,694
Akero Therapeutics, Inc.(a)	19,414	455,452
Alector, Inc.(a)	120,422	546,716
Alkermes PLC(a)	52,938	1,275,806
ALX Oncology Holdings, Inc.(a)	9,208	55,524
Amicus Therapeutics, Inc.(a)	174,780	1,733,818
Anika Therapeutics, Inc.(a)	16,501	417,970
Apogee Therapeutics, Inc.(a)	5,948	234,054
Arcellx, Inc.(a)	14,535	802,187
Arcturus Therapeutics Holdings, Inc.(a)	13,386	325,949
Arcus Biosciences, Inc.(a)	35,544	541,335
Arcutis Biotherapeutics, Inc.(a)	25,696	238,973
Ardelyx, Inc.(a)	71,522	529,978
Arrowhead Pharmaceuticals, Inc.(a)	39,367	1,023,148
ARS Pharmaceuticals, Inc.(a)	5,086	43,282
Astria Therapeutics, Inc.(a)	48,416	440,586
Avid Bioservices, Inc.(a)	4,716	33,672
Avidity Biosciences, Inc.(a)	41,641	1,701,035
Beam Therapeutics, Inc.(a)	17,599	412,345
BioCryst Pharmaceuticals, Inc.(a)(b)	213,195	1,317,545
Biohaven Ltd.(a)	17,962	623,461
Blueprint Medicines Corp.(a)	34,356	3,702,890
Bridgebio Pharma, Inc.(a)	53,603	1,357,764
Cabaletta Bio, Inc.(a)	15,956	119,351
CareDx, Inc.(a)	24,689	383,420
Catalyst Pharmaceuticals, Inc.(a)	103,826	1,608,265
Celldex Therapeutics, Inc.(a)	8,957	331,499
Cogent Biosciences, Inc.(a)	3,683	31,048
Coherus Biosciences, Inc.(a)	147,853	255,786
Crinetics Pharmaceuticals, Inc.(a)	22,268	997,384
Cullinan Therapeutics, Inc.(a)	1,559	27,189
Cytokinetics, Inc.(a)	15,450	837,081
Security	Shares	Value
Biotechnology (continued)
Day One Biopharmaceuticals, Inc.(a)	11,777	$ 162,287
Denali Therapeutics, Inc.(a)	75,917	1,762,793
Dyne Therapeutics, Inc.(a)	35,077	1,237,867
Emergent BioSolutions, Inc.(a)	4,823	32,893
Fate Therapeutics, Inc.(a)	38,607	126,631
Geron Corp.(a)	54,896	232,759
Halozyme Therapeutics, Inc.(a)(b)	58,537	3,064,997
Heron Therapeutics, Inc.(a)	11,445	40,058
Humacyte, Inc.(a)	11,509	55,243
Ideaya Biosciences, Inc.(a)(b)	55,601	1,952,151
Immunovant, Inc.(a)	27,569	727,822
Inhibrx Biosciences, Inc.(a)	1	14
Insmed, Inc.(a)	69,663	4,667,421
Intellia Therapeutics, Inc.(a)	45,289	1,013,568
Ionis Pharmaceuticals, Inc.(a)	21,299	1,015,110
Iovance Biotherapeutics, Inc.(a)	48,351	387,775
iTeos Therapeutics, Inc.(a)	37,671	559,038
Janux Therapeutics, Inc.(a)	3,553	148,835
Keros Therapeutics, Inc.(a)	8,460	386,622
Kiniksa Pharmaceuticals International PLC(a)	52,711	984,114
Kronos Bio, Inc.(a)	17,065	21,161
Krystal Biotech, Inc.(a)	8,135	1,493,911
Kura Oncology, Inc.(a)	28,632	589,533
Kymera Therapeutics, Inc.(a)	41,681	1,244,178
Larimar Therapeutics, Inc.(a)	5,398	39,136
Madrigal Pharmaceuticals, Inc.(a)	5,958	1,669,193
MannKind Corp.(a)	42,202	220,294
MeiraGTx Holdings PLC(a)	19,163	80,676
Mineralys Therapeutics, Inc.(a)	4,213	49,292
Mirum Pharmaceuticals, Inc.(a)	6,306	215,602
Morphic Holding, Inc.(a)(b)	2,243	76,419
Myriad Genetics, Inc.(a)	6,351	155,345
Natera, Inc.(a)	8,936	967,679
Novavax, Inc.(a)	14,169	179,380
Nurix Therapeutics, Inc.(a)	17,782	371,110
Nuvalent, Inc., Class A(a)(b)	9,349	709,215
Olema Pharmaceuticals, Inc.(a)	7,052	76,303
Praxis Precision Medicines, Inc.(a)	2,056	85,036
Prelude Therapeutics, Inc.(a)	4,712	17,953
Protagonist Therapeutics, Inc.(a)	26,023	901,697
PTC Therapeutics, Inc.(a)	44,766	1,368,944
Puma Biotechnology, Inc.(a)(b)	45,113	147,068
Recursion Pharmaceuticals, Inc., Class A(a)	75,146	563,595
Relay Therapeutics, Inc.(a)	83,784	546,272
REVOLUTION Medicines, Inc.(a)	33,085	1,284,029
Rhythm Pharmaceuticals, Inc.(a)	22,725	933,088
Rigel Pharmaceuticals, Inc.(a)	26,123	214,730
Rocket Pharmaceuticals, Inc.(a)	3,602	77,551
Sana Biotechnology, Inc.(a)	53,317	291,111
Sarepta Therapeutics, Inc.(a)	4,252	671,816
Scholar Rock Holding Corp.(a)	24,044	200,287
SpringWorks Therapeutics, Inc.(a)(b)	25,332	954,256
Stoke Therapeutics, Inc.(a)	6,264	84,627
Sutro Biopharma, Inc.(a)	51,995	152,345
Syndax Pharmaceuticals, Inc.(a)	86,563	1,777,138
Taysha Gene Therapies, Inc.(a)	11,516	25,796
TG Therapeutics, Inc.(a)	96,896	1,723,780
Travere Therapeutics, Inc.(a)	27,351	224,825
Twist Bioscience Corp.(a)	24,567	1,210,662
Tyra Biosciences, Inc.(a)	2,482	39,687
Ultragenyx Pharmaceutical, Inc.(a)	7,515	308,867
UroGen Pharma Ltd.(a)	2,243	37,638

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc.(a)	134,718	$ 761,157
Vaxcyte, Inc.(a)	42,150	3,182,746
Vera Therapeutics, Inc., Class A(a)	12,875	465,817
Veracyte, Inc.(a)	26,854	581,926
Vericel Corp.(a)(b)	32,850	1,507,158
Verve Therapeutics, Inc.(a)	15,759	76,904
Viking Therapeutics, Inc.(a)	17,083	905,570
Vir Biotechnology, Inc.(a)	45,654	406,321
Voyager Therapeutics, Inc.(a)	79,326	627,469
Xencor, Inc.(a)	44,368	839,886
		76,114,801
Broadline Retail — 0.2%
Dillard’s, Inc., Class A(b)	2,362	1,040,201
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,112	109,165
		1,149,366
Building Products — 2.4%
American Woodmark Corp.(a)	18,128	1,424,861
Apogee Enterprises, Inc.	19,106	1,200,526
CSW Industrials, Inc.	5,969	1,583,635
Gibraltar Industries, Inc.(a)	39,349	2,697,374
Griffon Corp.	11,026	704,120
Janus International Group, Inc.(a)(b)	107,644	1,359,544
UFP Industries, Inc.	23,171	2,595,152
Zurn Elkay Water Solutions Corp.	69,670	2,048,298
		13,613,510
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	756	31,200
AssetMark Financial Holdings, Inc.(a)	10,191	352,099
Brightsphere Investment Group, Inc.	43,709	969,028
Cohen & Steers, Inc.	218	15,818
Donnelley Financial Solutions, Inc.(a)	25,953	1,547,318
Evercore, Inc., Class A	2,355	490,853
GCM Grosvenor, Inc., Class A	11,098	108,316
Hamilton Lane, Inc., Class A	13,787	1,703,797
Patria Investments Ltd., Class A	39,715	478,963
Piper Sandler Cos.	1,669	384,154
PJT Partners, Inc., Class A	13,848	1,494,338
Silvercrest Asset Management Group, Inc., Class A	3,935	61,347
StepStone Group, Inc., Class A	9,483	435,175
Victory Capital Holdings, Inc., Class A	11,223	535,674
Virtus Investment Partners, Inc.	188	42,460
		8,650,540
Chemicals — 1.2%
Cabot Corp.	35,365	3,249,690
Innospec, Inc.	1,854	229,136
Orion SA	1,469	32,230
Quaker Chemical Corp.	18,356	3,115,013
		6,626,069
Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	6,546	670,310
CECO Environmental Corp.(a)	532	15,348
Cimpress PLC(a)	1,756	153,843
Healthcare Services Group, Inc.(a)	96,277	1,018,611
HNI Corp.	1,033	46,506
		1,904,618
Communications Equipment — 0.5%
Calix, Inc.(a)	45,988	1,629,355
Infinera Corp.(a)	13,033	79,371
NETGEAR, Inc.(a)	67,757	1,036,682
		2,745,408
Security	Shares	Value
Construction & Engineering — 3.3%
Comfort Systems U.S.A., Inc.	12,579	$ 3,825,526
Construction Partners, Inc., Class A(a)(b)	17,666	975,340
Dycom Industries, Inc.(a)	15,151	2,556,883
EMCOR Group, Inc.	5,009	1,828,686
Fluor Corp.(a)	58,203	2,534,741
IES Holdings, Inc.(a)	1,718	239,369
MasTec, Inc.(a)	1,278	136,733
MYR Group, Inc.(a)	14,664	1,990,051
Primoris Services Corp.	43,805	2,185,431
Sterling Infrastructure, Inc.(a)(b)	13,832	1,636,879
Tutor Perini Corp.(a)	22,357	486,935
		18,396,574
Consumer Finance — 1.6%
Enova International, Inc.(a)	21,995	1,369,189
EZCORP, Inc., Class A, NVS(a)(b)	142,864	1,495,786
FirstCash Holdings, Inc.	36,215	3,798,229
LendingTree, Inc.(a)	3,505	145,773
OneMain Holdings, Inc.	8,029	389,326
PROG Holdings, Inc.	20,491	710,628
Regional Management Corp.	30,135	866,080
		8,775,011
Consumer Staples Distribution & Retail — 1.1%
PriceSmart, Inc.	14,523	1,179,267
Sprouts Farmers Market, Inc.(a)	59,021	4,937,697
		6,116,964
Diversified Consumer Services — 1.5%
Coursera, Inc.(a)	71,118	509,205
Frontdoor, Inc.(a)	110,989	3,750,318
Laureate Education, Inc., Class A	223,511	3,339,254
OneSpaWorld Holdings Ltd.(a)	31,166	479,021
Stride, Inc.(a)	8,075	569,288
		8,647,086
Diversified Telecommunication Services — 0.1%
Bandwidth, Inc., Class A(a)	36,675	619,074
Electrical Equipment — 2.3%
Acuity Brands, Inc.	6,368	1,537,490
Allient, Inc.	30,420	768,713
American Superconductor Corp.(a)	8,037	187,986
Atkore, Inc.(b)	25,366	3,422,634
Encore Wire Corp.	5,643	1,635,511
EnerSys	33,050	3,421,336
NEXTracker, Inc., Class A(a)	41,651	1,952,599
Powell Industries, Inc.	1,583	227,002
Vicor Corp.(a)	919	30,474
		13,183,745
Electronic Equipment, Instruments & Components — 4.2%
Avnet, Inc.	38,598	1,987,411
Badger Meter, Inc.	18,623	3,470,396
ePlus, Inc.(a)	1,115	82,153
Fabrinet(a)	18,525	4,534,735
FARO Technologies, Inc.(a)	26,230	419,680
Flex Ltd.(a)	22,683	668,922
Insight Enterprises, Inc.(a)	25,184	4,995,498
Itron, Inc.(a)(b)	13,851	1,370,695
Kimball Electronics, Inc.(a)	25,371	557,655
Napco Security Technologies, Inc.	7,060	366,767
OSI Systems, Inc.(a)	9,320	1,281,686
PC Connection, Inc.	23,880	1,533,096
Plexus Corp.(a)	7,165	739,285
Sanmina Corp.(a)	9,246	612,547

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	4,048	$ 467,139
TTM Technologies, Inc.(a)(b)	20,486	398,043
		23,485,708
Energy Equipment & Services — 1.7%
Archrock, Inc.	89,728	1,814,300
Borr Drilling Ltd.(b)	37,854	244,158
ChampionX Corp.	58,725	1,950,257
Liberty Energy, Inc., Class A	68,048	1,421,523
Noble Corp. PLC	13,230	590,720
NOV, Inc.	4,364	82,960
Oceaneering International, Inc.(a)	62,659	1,482,512
Oil States International, Inc.(a)	5,705	25,330
Patterson-UTI Energy, Inc.	30,636	317,389
Tidewater, Inc.(a)	15,263	1,453,190
		9,382,339
Entertainment — 0.2%
Lions Gate Entertainment Corp., Class B, NVS(a)	13,100	112,267
Playstudios, Inc., Class A(a)	101,462	210,027
Roku, Inc., Class A(a)	15,254	914,172
		1,236,466
Financial Services — 1.9%
Euronet Worldwide, Inc.(a)	16,978	1,757,223
International Money Express, Inc.(a)	23,639	492,637
Jack Henry & Associates, Inc.	8,776	1,456,991
Mr. Cooper Group, Inc.(a)	8,630	701,015
NMI Holdings, Inc., Class A(a)	9,689	329,814
Pagseguro Digital Ltd., Class A(a)	280,536	3,279,466
StoneCo Ltd., Class A(a)	220,250	2,640,797
		10,657,943
Food Products — 1.4%
Cal-Maine Foods, Inc.	16,288	995,360
John B. Sanfilippo & Son, Inc.	8,596	835,273
Lancaster Colony Corp.	17,091	3,229,686
SunOpta, Inc.(a)	132,403	714,976
Vital Farms, Inc.(a)	41,675	1,949,140
		7,724,435
Ground Transportation — 0.2%
ArcBest Corp.	3,064	328,093
Covenant Logistics Group, Inc., Class A	426	20,998
Lyft, Inc., Class A(a)	6,739	95,020
XPO, Inc.(a)	4,668	495,508
		939,619
Health Care Equipment & Supplies — 3.8%
Accuray, Inc.(a)	160,653	292,388
AngioDynamics, Inc.(a)	98,743	597,395
Artivion, Inc.(a)	1,873	48,042
AtriCure, Inc.(a)	23,654	538,602
Axonics, Inc.(a)	21,816	1,466,690
Cerus Corp.(a)	169,793	298,836
CONMED Corp.	3,064	212,396
Glaukos Corp.(a)	2,737	323,924
Haemonetics Corp.(a)	432	35,739
Inari Medical, Inc.(a)	17,900	861,885
Inogen, Inc.(a)	7	57
Integer Holdings Corp.(a)	2,331	269,907
iRadimed Corp.	48,195	2,117,688
iRhythm Technologies, Inc.(a)	7,132	767,688
Lantheus Holdings, Inc.(a)	34,169	2,743,429
LeMaitre Vascular, Inc.	33,554	2,760,823
Nevro Corp.(a)	9,516	80,125
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Novocure Ltd.(a)	61,398	$ 1,051,748
Omnicell, Inc.(a)	33,277	900,808
Penumbra, Inc.(a)	4,142	745,436
PROCEPT BioRobotics Corp.(a)	3,429	209,478
RxSight, Inc.(a)	15,268	918,676
SI-BONE, Inc.(a)	35,116	454,050
Silk Road Medical, Inc.(a)	25,393	686,627
STAAR Surgical Co.(a)	2,598	123,691
Surmodics, Inc.(a)	2,503	105,226
Tactile Systems Technology, Inc.(a)	12,961	154,754
Tandem Diabetes Care, Inc.(a)	28,708	1,156,645
TransMedics Group, Inc.(a)	11,918	1,795,089
		21,717,842
Health Care Providers & Services — 4.8%
23andMe Holding Co., Class A(a)	138	54
Accolade, Inc.(a)	12,364	44,263
AdaptHealth Corp.(a)	21,637	216,370
Addus HomeCare Corp.(a)	19,819	2,301,184
agilon health, Inc.(a)	17,933	117,282
Alignment Healthcare, Inc.(a)	54,728	427,973
AMN Healthcare Services, Inc.(a)(b)	12,594	645,191
BrightSpring Health Services, Inc.(a)	12,355	140,353
Brookdale Senior Living, Inc.(a)	23,916	163,346
Castle Biosciences, Inc.(a)	49,731	1,082,644
CorVel Corp.(a)	9,439	2,400,055
Cross Country Healthcare, Inc.(a)(b)	25,699	355,674
Ensign Group, Inc. (The)	13,669	1,690,719
Guardant Health, Inc.(a)	74,252	2,144,398
HealthEquity, Inc.(a)(b)	28,128	2,424,634
Hims & Hers Health, Inc., Class A(a)	107,121	2,162,773
Option Care Health, Inc.(a)	10,635	294,590
Pennant Group, Inc. (The)(a)	2,371	54,983
PetIQ, Inc., Class A(a)	33,441	737,708
Privia Health Group, Inc.(a)	113,295	1,969,067
Progyny, Inc.(a)	102,743	2,939,477
RadNet, Inc.(a)	13,741	809,620
Select Medical Holdings Corp.	51,105	1,791,741
Surgery Partners, Inc.(a)	66,093	1,572,352
U.S. Physical Therapy, Inc.	1,699	157,022
Universal Health Services, Inc., Class B	79	14,609
Viemed Healthcare, Inc.(a)	41,224	270,017
		26,928,099
Health Care Technology — 0.9%
Evolent Health, Inc., Class A(a)	36,585	699,505
Health Catalyst, Inc.(a)	57,856	369,700
HealthStream, Inc.	18,075	504,292
Phreesia, Inc.(a)	93,358	1,979,190
Teladoc Health, Inc.(a)	155,647	1,522,228
		5,074,915
Hotel & Resort REITs — 0.1%
RLJ Lodging Trust	74,745	719,795
Summit Hotel Properties, Inc.	11,281	67,573
		787,368
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A(a)	32,736	335,871
Brinker International, Inc.(a)	20,182	1,460,975
Chuy’s Holdings, Inc.(a)	45,064	1,168,059
Everi Holdings, Inc.(a)	116,703	980,305
Life Time Group Holdings, Inc.(a)	11,906	224,190
PlayAGS, Inc.(a)	34,911	401,476
Red Rock Resorts, Inc., Class A	11,177	613,953

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Rush Street Interactive, Inc., Class A(a)	71,093	$ 681,782
Shake Shack, Inc., Class A(a)(b)	32,430	2,918,700
Super Group SGHC Ltd.(a)	97,169	313,856
Sweetgreen, Inc., Class A(a)	16,799	506,322
Texas Roadhouse, Inc.	7,163	1,229,959
Wingstop, Inc.	4,025	1,701,206
		12,536,654
Household Durables — 1.7%
Century Communities, Inc.	11,525	941,131
Green Brick Partners, Inc.(a)	1,991	113,965
Installed Building Products, Inc.	21,476	4,417,184
LGI Homes, Inc.(a)	6,967	623,477
M/I Homes, Inc.(a)	2,377	290,327
Toll Brothers, Inc.	18,404	2,119,773
Tri Pointe Homes, Inc.(a)	26,770	997,182
Vizio Holding Corp., Class A(a)	29,732	321,105
		9,824,144
Household Products — 0.1%
Central Garden & Pet Co.(a)	3,673	141,411
Central Garden & Pet Co., Class A, NVS(a)	14,843	490,264
		631,675
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A	31,725	647,824
Insurance — 1.1%
Crawford & Co., Class A, NVS	9,805	84,715
HCI Group, Inc.	1,602	147,656
Investors Title Co.	1	180
Mercury General Corp.	2,541	135,029
Oscar Health, Inc., Class A(a)	78,804	1,246,679
Palomar Holdings, Inc.(a)	15,171	1,231,127
Selective Insurance Group, Inc.	33,001	3,096,484
Tiptree, Inc.	19,853	327,376
Universal Insurance Holdings, Inc.	2,258	42,360
		6,311,606
Interactive Media & Services — 1.4%
Bumble, Inc., Class A(a)	48,505	509,788
Cars.com, Inc.(a)	27,502	541,789
DHI Group, Inc.(a)	24,259	50,701
EverQuote, Inc., Class A(a)	32,523	678,430
Grindr, Inc.(a)	8,398	102,792
MediaAlpha, Inc., Class A(a)	42,330	557,486
Nextdoor Holdings, Inc., Class A(a)	84,540	235,021
Outbrain, Inc.(a)	34,006	169,350
QuinStreet, Inc.(a)	25,166	417,504
TrueCar, Inc.(a)	3,863	12,091
Vimeo, Inc.(a)	68,719	256,322
Yelp, Inc.(a)	73,028	2,698,385
ZipRecruiter, Inc., Class A(a)	154,137	1,401,105
		7,630,764
IT Services — 0.7%
ASGN, Inc.(a)	401	35,356
Backblaze, Inc., Class A(a)	10,173	62,666
Brightcove, Inc.(a)	105,779	250,696
Couchbase, Inc.(a)	11,372	207,653
DigitalOcean Holdings, Inc.(a)	5,343	185,669
Fastly, Inc., Class A(a)	56,368	415,432
Grid Dynamics Holdings, Inc., Class A(a)	29,177	306,650
Hackett Group, Inc. (The)	8,699	188,942
Information Services Group, Inc.	44,889	131,974
Kyndryl Holdings, Inc.(a)	24,529	645,358
Security	Shares	Value
IT Services (continued)
Perficient, Inc.(a)	5,806	$ 434,231
Squarespace, Inc., Class A(a)	27,442	1,197,295
		4,061,922
Leisure Products — 0.0%
Malibu Boats, Inc., Class A(a)	2,636	92,365
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A(a)	8,282	161,085
Codexis, Inc.(a)	102,230	316,913
Cytek Biosciences, Inc.(a)	4,999	27,894
Maravai LifeSciences Holdings, Inc., Class A(a)	20,291	145,284
Medpace Holdings, Inc.(a)	1,848	761,099
Personalis, Inc.(a)	126,753	148,301
Seer, Inc., Class A(a)	139,315	234,049
		1,794,625
Machinery — 4.6%
Alamo Group, Inc.	7,885	1,364,105
Albany International Corp., Class A	1,044	88,166
Atmus Filtration Technologies, Inc.(a)	20,325	584,954
Blue Bird Corp.(a)	18,296	985,240
Chart Industries, Inc.(a)(b)	8,608	1,242,479
Federal Signal Corp.	26,079	2,182,030
Flowserve Corp.	88,470	4,255,407
Franklin Electric Co., Inc.	11,719	1,128,774
Hyster-Yale Inc., Class A	705	49,160
ITT, Inc.	918	118,587
Kadant, Inc.	5,240	1,539,407
Manitowoc Co., Inc. (The)(a)	26,489	305,418
Miller Industries, Inc.	2,041	112,296
Mueller Industries, Inc.	39,361	2,241,215
Mueller Water Products, Inc., Class A	9,378	168,054
Oshkosh Corp.	18,838	2,038,272
REV Group, Inc.	8,088	201,310
Shyft Group, Inc. (The)	18,490	219,291
SPX Technologies, Inc.(a)	403	57,282
Tennant Co.	5,280	519,763
Terex Corp.	21,224	1,163,924
Trinity Industries, Inc.	8,412	251,687
Watts Water Technologies, Inc., Class A	26,808	4,915,783
		25,732,604
Media — 0.5%
Ibotta, Inc., Class A(a)(b)	1,107	83,202
Integral Ad Science Holding Corp.(a)(b)	12,929	125,670
Magnite, Inc.(a)	34,330	456,246
Paramount Global, Class B, NVS	89,280	927,619
PubMatic, Inc., Class A(a)	17,384	353,069
TechTarget, Inc.(a)	5,632	175,550
Thryv Holdings, Inc.(a)	36,420	649,004
		2,770,360
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.	340	95,380
Carpenter Technology Corp.	4,313	472,618
Century Aluminum Co.(a)	82,053	1,374,388
Cleveland-Cliffs, Inc.(a)	50,735	780,812
Hecla Mining Co.	183,301	889,010
i-80 Gold Corp.(a)(b)	227,653	245,865
Kaiser Aluminum Corp.	23,959	2,105,996
Materion Corp.	13,659	1,476,948
NioCorp Developments Ltd.(a)	43,774	75,729
Novagold Resources, Inc.(a)	200,363	693,256
Olympic Steel, Inc.	8,021	359,581

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Perpetua Resources Corp.(a)	15,478	$ 80,486
Tredegar Corp.	12,429	59,535
		8,709,604
Office REITs — 0.0%
Brandywine Realty Trust	24,204	108,434
Paramount Group, Inc.	3,567	16,515
		124,949
Oil, Gas & Consumable Fuels — 1.6%
Ardmore Shipping Corp.	8	180
Delek U.S. Holdings, Inc.	33,141	820,571
DHT Holdings, Inc.	4	46
Dorian LPG Ltd.	2,946	123,614
Magnolia Oil & Gas Corp., Class A	108,401	2,746,881
Murphy Oil Corp.	6,463	266,534
PBF Energy, Inc., Class A	3,234	148,829
Plains GP Holdings LP, Class A	117,450	2,210,409
REX American Resources Corp.(a)	28,597	1,303,737
SM Energy Co.	26,989	1,166,735
Ur-Energy Inc.(a)(b)	20,594	124,800
		8,912,336
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,101	996,275
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	1,314	53,086
Allegiant Travel Co.	5,967	299,722
Sun Country Airlines Holdings, Inc.(a)	94,620	1,188,427
		1,541,235
Pharmaceuticals — 3.0%
Alto Neuroscience, Inc.(a)	110	1,176
Amneal Pharmaceuticals, Inc., Class A(a)	14,404	91,465
Amphastar Pharmaceuticals, Inc.(a)	7,509	300,360
Amylyx Pharmaceuticals, Inc.(a)	93,517	177,682
ANI Pharmaceuticals, Inc.(a)	3,358	213,837
Arvinas, Inc.(a)	30,085	800,863
Atea Pharmaceuticals, Inc.(a)	176,324	583,632
Axsome Therapeutics, Inc.(a)	9,455	761,128
Collegium Pharmaceutical, Inc.(a)(b)	24,501	788,932
Corcept Therapeutics, Inc.(a)(b)	114,520	3,720,755
Edgewise Therapeutics, Inc.(a)	22,299	401,605
Enliven Therapeutics, Inc.(a)	2,719	63,543
Fulcrum Therapeutics, Inc.(a)	6,097	37,801
Harmony Biosciences Holdings, Inc.(a)(b)	56,476	1,703,881
Intra-Cellular Therapies, Inc.(a)	25,407	1,740,125
Mind Medicine MindMed, Inc.(a)	6,591	47,521
Nuvation Bio, Inc., Class A(a)	72,731	212,375
Pacira BioSciences, Inc.(a)	52,450	1,500,595
Phibro Animal Health Corp., Class A	18,382	308,266
Pliant Therapeutics, Inc.(a)	4,420	47,515
Scilex Holding Co.(a)(c)	29,374	55,212
SIGA Technologies, Inc.	36,244	275,092
Supernus Pharmaceuticals, Inc.(a)	97,920	2,619,360
Tarsus Pharmaceuticals, Inc.(a)	13,984	380,085
Xeris Biopharma Holdings, Inc.(a)	59,644	134,199
		16,967,005
Professional Services — 3.5%
Barrett Business Services, Inc.	9,765	319,999
CBIZ, Inc.(a)	1,566	116,041
CRA International, Inc.	1,484	255,574
ExlService Holdings, Inc.(a)	247,558	7,763,419
Exponent, Inc.	671	63,826
Security	Shares	Value
Professional Services (continued)
Franklin Covey Co.(a)	8,073	$ 306,774
Insperity, Inc.	58,738	5,357,493
Maximus, Inc.	28,611	2,451,963
Parsons Corp.(a)	18,917	1,547,600
Robert Half, Inc.	5,833	373,195
TriNet Group, Inc.	13,835	1,383,500
Verra Mobility Corp., Class A(a)	2,537	69,006
		20,008,390
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.(a)	46,540	154,047
Real Brokerage, Inc. (The)(a)	3,445	13,987
RMR Group, Inc. (The), Class A	6	136
St. Joe Co. (The)	38,123	2,085,328
		2,253,498
Retail REITs — 0.1%
Tanger, Inc.	20,479	555,186
Semiconductors & Semiconductor Equipment — 4.8%
ACM Research, Inc., Class A(a)	20,556	474,021
Ambarella, Inc.(a)	9,983	538,583
Amkor Technology, Inc.	39,465	1,579,389
Axcelis Technologies, Inc.(a)(b)	23,298	3,312,743
Cirrus Logic, Inc.(a)	5,232	667,917
Credo Technology Group Holding Ltd.(a)	83,087	2,653,799
Diodes, Inc.(a)	28,360	2,039,935
FormFactor, Inc.(a)	4,827	292,178
Ichor Holdings Ltd.(a)	4,093	157,785
Impinj, Inc.(a)	12,989	2,036,286
Maxeon Solar Technologies Ltd.(a)(b)	304,632	259,851
MaxLinear, Inc.(a)	21,738	437,803
Onto Innovation, Inc.(a)	21,266	4,669,163
Photronics, Inc.(a)	5,794	142,938
Power Integrations, Inc.	25,557	1,793,846
Rambus, Inc.(a)	38,392	2,255,914
Semtech Corp.(a)	15,197	454,086
Silicon Laboratories, Inc.(a)	21,861	2,418,483
SiTime Corp.(a)(b)	7,809	971,284
Ultra Clean Holdings, Inc.(a)	1,576	77,224
Veeco Instruments, Inc.(a)	1,278	59,695
		27,292,923
Software — 11.3%
8x8, Inc.(a)	177,347	393,710
A10 Networks, Inc.	4,113	56,965
ACI Worldwide, Inc.(a)	121,521	4,811,016
Agilysys, Inc.(a)	6,762	704,195
Alarm.com Holdings, Inc.(a)(b)	44,141	2,804,719
Alkami Technology, Inc.(a)	4,730	134,710
Altair Engineering, Inc., Class A(a)	14,959	1,467,179
Amplitude, Inc., Class A(a)	39,133	348,284
Appfolio, Inc., Class A(a)	6,699	1,638,374
Asana, Inc., Class A(a)	6,551	91,648
AvePoint, Inc., Class A(a)	2,575	26,832
Bit Digital, Inc.(a)(b)	129,428	411,581
BlackLine, Inc.(a)	11,311	548,018
Blend Labs, Inc., Class A(a)	10,017	23,640
Box, Inc., Class A(a)	86,426	2,285,103
Braze, Inc., Class A(a)	45,333	1,760,734
C3.ai, Inc., Class A(a)(b)	53,171	1,539,832
Cleanspark, Inc.(a)	73,415	1,170,969
Clear Secure, Inc., Class A	110,778	2,072,656
Clearwater Analytics Holdings, Inc., Class A(a)	31,556	584,417
CommVault Systems, Inc.(a)	32,909	4,000,747

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Dave, Inc., Class A(a)	3,370	$ 102,111
Domo, Inc., Class B(a)	13,898	107,293
eGain Corp.(a)	5,460	34,453
Everbridge, Inc.(a)	17,961	628,455
Expensify, Inc., Class A(a)	31,931	47,577
Freshworks, Inc., Class A(a)	63,973	811,817
Gitlab, Inc., Class A(a)	34,278	1,704,302
HashiCorp, Inc., Class A(a)	6,672	224,780
Intapp, Inc.(a)(b)	22,255	816,091
Jamf Holding Corp.(a)	17,347	286,226
LiveRamp Holdings, Inc.(a)	20,367	630,155
Marathon Digital Holdings, Inc.(a)(b)	69,174	1,373,104
N-able, Inc.(a)	18,141	276,287
Nutanix, Inc., Class A(a)	13,987	795,161
Olo, Inc., Class A(a)	250,414	1,106,830
OneSpan, Inc.(a)	3,951	50,652
Ooma, Inc.(a)	179,178	1,779,238
Pagaya Technologies Ltd., Class A(a)	2,861	36,506
PagerDuty, Inc.(a)	17,323	397,216
PROS Holdings, Inc.(a)	671	19,224
Q2 Holdings, Inc.(a)	31,896	1,924,286
Qualys, Inc.(a)	15,758	2,247,091
Rapid7, Inc.(a)	8,681	375,280
Red Violet, Inc.(a)	17,407	442,138
RingCentral, Inc., Class A(a)	24,295	685,119
Rubrik, Inc., Class A(a)	8,427	258,372
SEMrush Holdings, Inc., Class A(a)	48,588	650,593
SentinelOne, Inc., Class A(a)(b)	46,336	975,373
Smartsheet, Inc., Class A(a)	10,034	442,299
SoundThinking, Inc.(a)	24,971	304,147
Sprout Social, Inc., Class A(a)	8,508	303,565
SPS Commerce, Inc.(a)	15,450	2,907,072
Tenable Holdings, Inc.(a)	40,546	1,766,995
Varonis Systems, Inc.(a)	93,870	4,502,944
Verint Systems, Inc.(a)(b)	40,204	1,294,569
Weave Communications, Inc.(a)	36,290	327,336
Workiva, Inc., Class A(a)(b)	33,402	2,438,012
Yext, Inc.(a)	71,990	385,146
Zeta Global Holdings Corp., Class A(a)	141,766	2,502,170
Zuora, Inc., Class A(a)	139,248	1,382,733
		64,218,047
Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A(a)	14,863	141,496
Aaron’s Co., Inc. (The)	10,047	100,269
Abercrombie & Fitch Co., Class A(a)	27,600	4,908,384
Academy Sports & Outdoors, Inc.	29,452	1,568,319
American Eagle Outfitters, Inc.	67,322	1,343,747
Arko Corp., Class A	22,437	140,680
Boot Barn Holdings, Inc.(a)	13,399	1,727,533
CarParts.com, Inc.(a)	270,640	270,640
Carvana Co., Class A(a)(b)	4,723	607,945
Duluth Holdings, Inc., Class B(a)	35,329	130,364
Genesco, Inc.(a)	11,270	291,442
Haverty Furniture Cos., Inc.	5	126
J Jill, Inc.	1,715	59,974
Lands’ End, Inc.(a)	6,309	85,739
National Vision Holdings, Inc.(a)	57,480	752,413
Penske Automotive Group, Inc.	1,470	219,059
Revolve Group, Inc., Class A(a)	26,711	424,972
Sonic Automotive, Inc., Class A	2,142	116,675
Stitch Fix, Inc., Class A(a)	167,713	696,009
Upbound Group, Inc.	51,555	1,582,739
Security	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc.(a)	42,114	$ 1,728,780
Victoria’s Secret & Co.(a)	12,397	219,055
Warby Parker, Inc., Class A(a)	77,418	1,243,333
Wayfair, Inc., Class A(a)	25,891	1,365,232
Winmark Corp.	1,045	368,498
Zumiez, Inc.(a)	37,493	730,364
		20,823,787
Technology Hardware, Storage & Peripherals — 0.0%
Super Micro Computer, Inc.(a)	247	202,379
Textiles, Apparel & Luxury Goods — 0.2%
G-III Apparel Group Ltd.(a)(b)	27,383	741,258
Kontoor Brands, Inc.	891	58,939
Oxford Industries, Inc.	3,575	358,036
Superior Group of Cos., Inc.	1,481	28,006
		1,186,239
Trading Companies & Distributors — 4.0%
Applied Industrial Technologies, Inc.	30,773	5,969,962
Beacon Roofing Supply, Inc.(a)	9,335	844,818
BlueLinx Holdings, Inc.(a)	7,239	673,879
Boise Cascade Co.	39,068	4,657,687
DNOW, Inc.(a)	48,205	661,855
FTAI Aviation Ltd.	10,286	1,061,824
Global Industrial Co.	14,302	448,511
GMS, Inc.(a)	46,140	3,719,345
H&E Equipment Services, Inc.	1,620	71,555
Herc Holdings, Inc.	23,521	3,135,114
McGrath RentCorp	10,697	1,139,765
MRC Global, Inc.(a)	21,973	283,671
		22,667,986
Total Common Stocks — 98.9% (Cost: $499,463,377)		560,023,700
Preferred Securities
Preferred Stocks — 0.4%
Software — 0.4%
Illumio, Inc., Series C0.00%(a)(c)(d)	311,155	2,666,598
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%(a)(c)(d)	8,264	—
Series 8, 0.00%(a)(d)	192,156	2
		2
Total Preferred Securities — 0.4% (Cost: $2,175,301)		2,666,600
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	8,913
Albireo Pharma Inc., CVR(a)(d)	7,975	26,317
Chinook Therapeutics, Inc., CVR(a)(d)	7,289	4,592
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	18,179
INHIBRX, Inc., CVR(a)	196	212
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002
		63,215

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	$ 16,822
Total Rights — 0.0% (Cost: $ —)		80,037
Total Long-Term Investments — 99.3% (Cost: $501,638,678)		562,770,337
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(e)(f)(g)	30,225,194	30,234,262
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(e)(f)	4,713,877	4,713,877
Total Short-Term Securities — 6.2% (Cost: $34,948,459)		34,948,139
Total Investments — 105.5% (Cost: $536,587,137)		597,718,476
Liabilities in Excess of Other Assets — (5.5)%		(31,369,651)
Net Assets — 100.0%		$ 566,348,825
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,721,810, representing 0.5% of its net assets as of period end, and an original cost of $1,349,355.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 30,236,239(a)	$ —	$ (1,658)	$ (319)	$ 30,234,262	30,225,194	$ 42,215(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,598,231	115,646(a)	—	—	—	4,713,877	4,713,877	205,780	—
SL Liquidity Series, LLC, Money Market Series(c)	19,015,072	—	(19,012,786)(a)	14,039	(16,325)	—	—	45,311(b)	—
				$ 12,381	$ (16,644)	$ 34,948,139		$ 293,306	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	35	09/20/24	$ 3,614	$ 43,487
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 4,872,567	$ —	$ —	$ 4,872,567
Automobile Components	10,209,070	—	—	10,209,070
Banks	616,820	—	—	616,820
Beverages	1,353,361	—	—	1,353,361
Biotechnology	76,114,801	—	—	76,114,801
Broadline Retail	1,149,366	—	—	1,149,366
Building Products	13,613,510	—	—	13,613,510
Capital Markets	8,650,540	—	—	8,650,540
Chemicals	6,626,069	—	—	6,626,069
Commercial Services & Supplies	1,904,618	—	—	1,904,618
Communications Equipment	2,745,408	—	—	2,745,408
Construction & Engineering	18,396,574	—	—	18,396,574
Consumer Finance	8,775,011	—	—	8,775,011
Consumer Staples Distribution & Retail	6,116,964	—	—	6,116,964
Diversified Consumer Services	8,647,086	—	—	8,647,086
Diversified Telecommunication Services	619,074	—	—	619,074
Electrical Equipment	13,183,745	—	—	13,183,745
Electronic Equipment, Instruments & Components	23,485,708	—	—	23,485,708
Energy Equipment & Services	9,382,339	—	—	9,382,339
Entertainment	1,236,466	—	—	1,236,466
Financial Services	10,657,943	—	—	10,657,943
Food Products	7,724,435	—	—	7,724,435
Ground Transportation	939,619	—	—	939,619
Health Care Equipment & Supplies	21,717,842	—	—	21,717,842
Health Care Providers & Services	26,928,099	—	—	26,928,099

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Technology	$ 5,074,915	$ —	$ —	$ 5,074,915
Hotel & Resort REITs	787,368	—	—	787,368
Hotels, Restaurants & Leisure	12,536,654	—	—	12,536,654
Household Durables	9,824,144	—	—	9,824,144
Household Products	631,675	—	—	631,675
Industrial Conglomerates	647,824	—	—	647,824
Insurance	6,311,606	—	—	6,311,606
Interactive Media & Services	7,630,764	—	—	7,630,764
IT Services	4,061,922	—	—	4,061,922
Leisure Products	92,365	—	—	92,365
Life Sciences Tools & Services	1,794,625	—	—	1,794,625
Machinery	25,732,604	—	—	25,732,604
Media	2,770,360	—	—	2,770,360
Metals & Mining	8,709,604	—	—	8,709,604
Office REITs	124,949	—	—	124,949
Oil, Gas & Consumable Fuels	8,912,336	—	—	8,912,336
Paper & Forest Products	996,275	—	—	996,275
Passenger Airlines	1,541,235	—	—	1,541,235
Pharmaceuticals	16,911,793	55,212	—	16,967,005
Professional Services	20,008,390	—	—	20,008,390
Real Estate Management & Development	2,253,498	—	—	2,253,498
Retail REITs	555,186	—	—	555,186
Semiconductors & Semiconductor Equipment	27,292,923	—	—	27,292,923
Software	64,218,047	—	—	64,218,047
Specialty Retail	20,823,787	—	—	20,823,787
Technology Hardware, Storage & Peripherals	202,379	—	—	202,379
Textiles, Apparel & Luxury Goods	1,186,239	—	—	1,186,239
Trading Companies & Distributors	22,667,986	—	—	22,667,986
Preferred Securities	—	—	2,666,600	2,666,600
Rights
Biotechnology	—	212	63,003	63,215
Metals & Mining	16,822	—	—	16,822
Short-Term Securities
Money Market Funds	34,948,139	—	—	34,948,139
	$ 594,933,449	$ 55,424	$ 2,729,603	$ 597,718,476
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 43,487	$ —	$ —	$ 43,487
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares